Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of December 2016

Collection Period Start	1-Dec-16	Distribution Date	17-Jan-17
Collection Period End	31-Dec-16	30/360 Days	30
Beg. of Interest Period	15-Dec-16	Actual/360 Days	33
End of Interest Period	17-Jan-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	489,808,720.89	454,263,304.09	0.5087748
Total Securities		892,857,285.72	489,808,720.89	454,263,304.09	0.5087748
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	8,112,782.38	0.00	0.0000000
Class A-2b Notes	1.053890%	197,000,000.00	11,838,652.80	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	236,406,018.38	0.9381191
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,112,782.38	6,693.05	60.0946843	0.0495781
Class A-2b Notes	11,838,652.80	11,436.92	60.0946843	0.0580554
Class A-3 Notes	15,593,981.62	294,000.00	61.8808794	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,545,416.80	410,879.97

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,086,339.14
Monthly Interest				2,398,451.05
Total Monthly Payments				9,484,790.19

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				391,147.80
Aggregate Sales Proceeds Advance				15,953,037.95
Total Advances				16,344,185.75

Vehicle Disposition Proceeds:
Reallocation Payments				19,566,047.90
Repurchase Payments				821,188.41
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,855,659.28
Excess Wear and Tear and Excess Mileage				184,927.31
Remaining Payoffs				0.00
Net Insurance Proceeds				414,208.35
Residual Value Surplus				371,237.79
Total Collections				53,042,244.98

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,121,527.90			1,165
Involuntary Repossession	51,236.00			6
Voluntary Repossession	96,807.00			5
Full Termination	4,272,192.00			286
Bankruptcty	24,285.00			2
Insurance Payoff		406,340.67		27
Customer Payoff			226,240.49	13
Grounding Dealer Payoff			3,277,544.59	169
Dealer Purchase			937,407.16	50
Total	19,566,047.90	406,340.67	4,441,192.24	1,723

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of December 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,234	576,211,678.54	7.00000%	489,808,720.89
Total Depreciation Received		(8,626,533.46)		(6,837,713.23)
Principal Amount of Gross Losses	(44)	(806,178.01)		(688,787.59)
Repurchase / Reallocation	(50)	(953,355.98)		(821,188.41)
Early Terminations	(1,220)	(19,687,612.93)		(16,800,093.25)
Scheduled Terminations	(636)	(11,992,674.10)		(10,397,634.32)
Pool Balance - End of Period	28,284	534,145,324.06		454,263,304.09

Remaining Pool Balance
Lease Payment				83,301,580.00
Residual Value				370,961,724.09
Total				454,263,304.09

III. DISTRIBUTIONS

Total Collections					53,042,244.98
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					53,042,244.98

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					379,324.48
3. Reimbursement of Sales Proceeds Advance					13,658,820.02
4. Servicing Fee:
Servicing Fee Due					408,173.93
Servicing Fee Paid					408,173.93
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,446,318.43

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					6,693.05

Class A-2a Notes Monthly Interest Paid					6,693.05
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					11,436.92

Class A-2b Notes Monthly Interest Paid					11,436.92
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of December 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	410,879.97
Total Note and Certificate Monthly Interest Paid	410,879.97
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,185,046.58

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,545,416.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,545,416.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,639,629.78

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of December 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			2,639,629.78
Gross Reserve Account Balance			16,032,489.07
Remaining Available Collections Released to Seller			2,639,629.78
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.45
Monthly Prepayment Speed			106%
Lifetime Prepayment Speed			72%

		$	units
Recoveries of Defaulted and Casualty Receivables		671,573.88
Securitization Value of Defaulted Receivables and Casualty Receivables		688,787.59	44
Aggregate Defaulted and Casualty Gain (Loss)		(17,213.71)
Pool Balance at Beginning of Collection Period		489,808,720.89
Net Loss Ratio
Current Collection Period		-0.0035%
Preceding Collection Period		-0.0038%
Second Preceding Collection Period		-0.0446%
Third Preceding Collection Period		0.0156%

Cumulative Net Losses for all Periods		0.1936%	1,728,460.50

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.95%	4,676,169.74	297
61-90 Days Delinquent	0.24%	1,152,941.65	72
91-120+ Days Delinquent	0.08%	416,089.93	27
More than 120 Days	0.02%	78,825.60	5
Total Delinquent Receivables:	1.28%	6,324,026.92	401

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.34%	0.34%
Preceding Collection Period		0.29%	0.27%
Second Preceding Collection Period		0.25%	0.23%
Third Preceding Collection Period		0.24%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		19,393,719.90	1,451
Securitization Value		21,249,454.02	1,451
Aggregate Residual Gain (Loss)		(1,855,734.12)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		130,758,595.55	9,218
Cumulative Securitization Value		141,243,477.12	9,218
Cumulative Residual Gain (Loss)		(10,484,881.57)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			22,301,049.84
Reimbursement of Outstanding Advance			13,658,820.02
Additional Advances for current period			15,953,037.95
Ending Balance of Residual Advance			24,595,267.77

Beginning Balance of Payment Advance			1,053,304.11
Reimbursement of Outstanding Payment Advance			379,324.48
Additional Payment Advances for current period			391,147.80
Ending Balance of Payment Advance			1,065,127.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of December 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO